Post- Employment Benefits - Summary of Principal Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans [Abstract]
Discount rate	0.80%	0.70%
Salary increase (including inflation)	1.00%	1.00%
Rate of pension increases	0.25%	0.25%
Post-employment mortality table	LPP 2015 G	LPP 2015 G